Investments - Schedule of Investments (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2018 CNY (¥)	Feb. 28, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investments [Line Items]
Consideration to acquire equity interest				10.35%
Cumulative income from equity method investment			$ 16,482	¥ 113,329	¥ (151)	¥ 0
Deferred tax liability unrecognized				¥ 19,998
Number of businesses acquired			3	3
Payments to acquire cost method investments		¥ 10,000		¥ 16,200
Disposal gain (loss) recognized				¥ 10,000
Guangzhou Huya Information Technology Company Limited [Member]
Investments [Line Items]
Equity interest ownership percentage	66.00%
Consideration paid for equity method investments	¥ 70,000
Guangzhou Huaduo Network Technology Company Limited [Member]
Investments [Line Items]
Equity interest ownership percentage	33.00%
Consideration paid for equity method investments	¥ 35,000